BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

January 31, 2022 (unaudited)

Principal		Maturity	Interest
Amount		Date	Rate	Value
	MUNICIPAL BONDS (113.9%)
	Arizona (0.6%)
$2,250,000	Coconino County Pollution Control Corp., Revenue Bonds[1,2]	09/01/32	1.875%	$2,271,677
3,000,000	County of Yavapai Industrial Development Authority, Revenue Bonds	06/01/27	1.300	2,952,658
205,000	Salt Verde Financial Corp., Revenue Bonds	12/01/22	5.250	212,212
	Total Arizona			5,436,547

	California (10.2%)
3,675,000	Allan Hancock Joint Community College District, General Obligation Bonds[3]	08/01/42	0.000	3,406,579
510,000	Anaheim City School District, General Obligation Bonds, NPFG[3]	08/01/24	0.000	492,100
1,000,000	Anaheim City School District, General Obligation Bonds, NPFG[3]	08/01/26	0.000	925,251
1,040,000	Anaheim City School District, General Obligation Bonds, AGM, NPFG[3]	08/01/28	0.000	920,039
2,140,000	Anaheim City School District, General Obligation Bonds, AGM, NPFG[3]	08/01/29	0.000	1,842,795
3,195,000	Anaheim Public Financing Authority, Revenue Bonds, AGM[3]	09/01/30	0.000	2,667,660
3,030,000	Bay Area Toll Authority, Revenue Bonds	04/01/54	5.000	3,285,531
1,185,000	California Pollution Control Financing Authority, Revenue Bonds[1,2]	11/01/40	3.125	1,260,805
1,100,000	California State Public Works Board, Revenue Bonds[4]	08/01/25	5.000	1,205,786
1,470,000	California State Public Works Board, Revenue Bonds[4]	08/01/26	5.000	1,652,715
2,400,000	California State Public Works Board, Revenue Bonds[4]	08/01/29	5.000	2,850,527
2,785,000	California State Public Works Board, Revenue Bonds[4]	08/01/30	5.000	3,359,519
2,560,000	California State Public Works Board, Revenue Bonds[4]	08/01/31	5.000	3,135,963
1,040,000	Chaffey Joint Union High School District, General Obligation Bonds[3]	08/01/33	0.000	775,508
1,000,000	Chaffey Joint Union High School District, General Obligation Bonds[3]	02/01/34	0.000	747,757
1,015,000	Downey Unified School District, General Obligation Bonds[3]	08/01/33	0.000	752,490
1,000,000	Downey Unified School District, General Obligation Bonds[3]	08/01/35	0.000	679,382
2,000,000	Glendale Community College District, General Obligation Bonds[3]	08/01/32	0.000	1,545,952
2,500,000	Glendale Community College District, General Obligation Bonds[3]	08/01/33	0.000	1,862,025
3,350,000	Glendale Community College District, General Obligation Bonds[3]	08/01/35	0.000	2,311,740
5,240,000	Glendale Community College District, General Obligation Bonds[3]	08/01/36	0.000	3,480,654
1,900,000	Glendale Community College District, General Obligation Bonds[3]	08/01/37	0.000	1,212,411
1,040,000	Golden State Tobacco Securitization Corp., Revenue Bonds, AGM[3]	06/01/25	0.000	997,134
5,500,000	Golden State Tobacco Securitization Corp., Revenue Bonds, AMBAC[3]	06/01/27	0.000	5,074,588
1,000,000	Grossmont Healthcare District, General Obligation Bonds, AMBAC[3]	07/15/30	0.000	833,527
1,100,000	La Mesa-Spring Valley School District, General Obligation Bonds, NPFG[3]	08/01/26	0.000	1,019,593
1,660,000	Lake Tahoe Unified School District, General Obligation Bonds, NPFG[3]	08/01/27	0.000	1,495,934
1,110,000	Lake Tahoe Unified School District, General Obligation Bonds, NPFG[3]	08/01/30	0.000	919,483
725,000	Long Beach Bond Finance Authority, Revenue Bonds	11/15/22	5.250	750,933
755,000	Long Beach Bond Finance Authority, Revenue Bonds (3-Month USD-LIBOR + 1.450%)[2]	11/15/27	1.555	763,694
9,565,000	Northern California Gas Authority No 1, Revenue Bonds (3-Month USD-LIBOR + 0.720%)[2]	07/01/27	0.864	9,523,352
1,725,000	Oak Grove School District, General Obligation Bonds[3]	08/01/31	0.000	1,340,680
1,030,000	Oak Grove School District, General Obligation Bonds[3]	08/01/32	0.000	797,883
1,050,000	Oak Park Unified School District, General Obligation Bonds, AGM[3]	08/01/28	0.000	922,334
1,310,000	Palmdale Elementary School District, General Obligation Bonds, AGM[3]	08/01/36	0.000	905,361
975,000	Placer Union High School District, General Obligation Bonds, AGM[3]	08/01/30	0.000	816,528

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2022 (unaudited)

Principal		Maturity	Interest
Amount		Date	Rate	Value
	MUNICIPAL BONDS (continued)
	California (continued)
$775,000	Roseville Joint Union High School District, General Obligation Bonds, AGM[3]	08/01/30	0.000%	$646,312
1,035,000	Roseville Joint Union High School District, General Obligation Bonds[3]	08/01/33	0.000	714,355
2,415,000	San Diego Unified School District, General Obligation Bonds[3]	07/01/34	0.000	1,589,455
3,000,000	San Diego Unified School District, General Obligation Bonds[3]	07/01/37	0.000	1,717,891
1,000,000	Santa Ana Unified School District, General Obligation Bonds, NPFG[3]	08/01/24	0.000	963,468
1,120,000	Santa Rita Union School District, General Obligation Bonds, AGM[3]	08/01/33	0.000	824,980
8,800,000	Southern California Public Power Authority, Revenue Bonds[2,5]	02/01/22	0.080	8,800,000
2,415,000	State of California, General Obligation Bonds	12/01/32	2.850	2,548,508
1,000,000	Ukiah Unified School District, General Obligation Bonds, NPFG[3]	08/01/24	0.000	966,339
1,040,000	Windsor Unified School District, General Obligation Bonds[3]	08/01/33	0.000	788,313
	Total California			86,093,834

	Colorado (2.0%)
1,300,000	Colorado Health Facilities Authority, Revenue Bonds[2,5]	02/01/22	0.120	1,300,000
1,030,289	Colorado Housing & Finance Authority, Revenue Bonds, GNMA	11/01/48	4.200	1,061,512
6,515,000	E-470 Public Highway Authority, Revenue Bonds, NPFG[3]	09/01/22	0.000	6,482,550
1,900,000	E-470 Public Highway Authority, Revenue Bonds, NPFG[3]	09/01/25	0.000	1,795,670
1,750,000	E-470 Public Highway Authority, Revenue Bonds, NPFG[3]	09/01/27	0.000	1,578,207
5,000,000	E-470 Public Highway Authority, Revenue Bonds (SOFR + 0.350%)[2]	09/01/39	0.384	4,995,326
	Total Colorado			17,213,265

	Connecticut (5.1%)
1,135,000	Connecticut Housing Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	11/15/22	2.100	1,145,831
530,000	Connecticut Housing Finance Authority, Revenue Bonds	05/15/23	2.800	539,763
1,605,000	Connecticut Housing Finance Authority, Revenue Bonds	05/15/26	1.150	1,560,922
1,070,000	Connecticut Housing Finance Authority, Revenue Bonds	11/15/26	1.200	1,037,916
2,340,000	Connecticut Housing Finance Authority, Revenue Bonds	05/15/27	1.350	2,273,035
1,000,000	Connecticut Housing Finance Authority, Revenue Bonds	11/15/27	1.400	968,948
165,000	Connecticut Housing Finance Authority, Revenue Bonds	05/15/30	2.000	160,114
350,000	Connecticut Housing Finance Authority, Revenue Bonds	11/15/30	2.050	339,645
400,000	Connecticut Housing Finance Authority, Revenue Bonds	05/15/31	2.100	389,446
1,135,000	Connecticut Housing Finance Authority, Revenue Bonds	11/15/41	4.000	1,196,670
3,600,000	Connecticut State Health & Educational Facilities Authority, Revenue Bonds[2,5]	02/01/22	0.060	3,600,000
2,845,000	Connecticut State Health & Educational Facilities Authority, Revenue Bonds[1,2]	07/01/42	2.000	2,897,133
10,000,000	Connecticut State Health & Educational Facilities Authority, Revenue Bonds[1,2,4]	07/01/49	1.100	10,000,000
3,705,000	Connecticut State Health & Educational Facilities Authority, Revenue Bonds[1,2]	07/01/49	1.800	3,750,309
395,000	State of Connecticut, General Obligation Bonds (SIFMA Municipal Swap Index Yield + 0.900%)[2]	03/01/23	0.960	397,080
1,000,000	State of Connecticut, General Obligation Bonds (SIFMA Municipal Swap Index Yield + 0.990%)[2]	03/01/25	1.050	1,018,453

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2022 (unaudited)

Principal		Maturity	Interest
Amount		Date	Rate	Value
	MUNICIPAL BONDS (continued)
	Connecticut (continued)
$1,845,000	State of Connecticut, General Obligation Bonds	03/01/26	5.000%	$1,992,275
2,050,000	State of Connecticut Special Tax Revenue, Revenue Bonds	08/01/25	5.000	2,314,139
2,945,000	State of Connecticut Special Tax Revenue, Revenue Bonds	09/01/26	5.000	3,417,824
1,065,000	State of Connecticut Special Tax Revenue, Revenue Bonds	08/01/27	5.000	1,197,936
2,205,000	State of Connecticut Special Tax Revenue, Revenue Bonds	01/01/29	5.000	2,623,301
	Total Connecticut			42,820,740

	District of Columbia (0.1%)
1,000,000	District of Columbia, Revenue Bonds	03/01/27	5.000	1,181,774
	Total District of Columbia			1,181,774

	Florida (1.8%)
1,015,000	County of Hillsborough Solid Waste & Resource Recovery Revenue, Revenue Bonds	09/01/24	5.000	1,105,782
865,000	Florida Housing Finance Corp., Revenue Bonds, FHLMC, FNMA, GNMA	07/01/49	4.000	916,137
3,665,000	Florida Housing Finance Corp., Revenue Bonds, FHLMC, FNMA, GNMA	01/01/50	4.250	3,926,268
1,750,000	State of Florida, General Obligation Bonds	06/01/26	5.000	2,025,599
2,180,000	State of Florida Lottery Revenue, Revenue Bonds	07/01/25	5.000	2,454,981
3,875,000	State of Florida Lottery Revenue, Revenue Bonds	07/01/27	5.000	4,488,310
	Total Florida			14,917,077

	Georgia (3.9%)
4,850,000	Development Authority of Burke County, Revenue Bonds[1,2]	10/01/32	2.250	4,930,867
5,000,000	Development Authority of Burke County, Revenue Bonds[1,2]	01/01/40	1.500	5,033,930
1,200,000	Development Authority of Burke County, Revenue Bonds[1,2]	11/01/45	3.000	1,224,638
2,565,000	Development Authority of Burke County, Revenue Bonds[1,2]	11/01/45	3.250	2,721,441
345,000	Georgia Municipal Electric Authority, Revenue Bonds	01/01/25	5.000	380,818
1,265,000	Georgia Municipal Electric Authority, Revenue Bonds	01/01/26	5.000	1,437,432
800,000	Georgia Municipal Electric Authority, Revenue Bonds	01/01/27	5.000	928,563
990,000	Georgia Municipal Electric Authority, Revenue Bonds	01/01/29	5.000	1,182,890
2,700,000	Georgia Municipal Electric Authority, Revenue Bonds	01/01/29	5.000	3,195,481
1,140,000	Georgia Municipal Electric Authority, Revenue Bonds	01/01/31	5.000	1,355,984
1,000,000	Georgia Municipal Electric Authority, Revenue Bonds	01/01/33	5.000	1,190,936
500,000	Georgia Municipal Electric Authority, Revenue Bonds	01/01/34	5.000	594,600
1,750,000	Monroe County Development Authority, Revenue Bonds	07/01/25	2.250	1,788,304
3,850,000	Monroe County Development Authority, Revenue Bonds[1,2]	01/01/39	1.500	3,884,443
1,200,000	State of Georgia, General Obligation Bonds	02/01/25	5.000	1,338,612
1,790,000	State of Georgia, General Obligation Bonds	12/01/26	5.000	2,104,527
	Total Georgia			33,293,466

	Hawaii (1.7%)
2,250,000	City & County of Honolulu, General Obligation Bonds[4]	11/01/23	5.000	2,354,504
3,750,000	City & County of Honolulu, General Obligation Bonds[4]	11/01/27	5.000	4,344,260
4,345,000	City & County of Honolulu, General Obligation Bonds[4]	11/01/28	5.000	5,131,981
2,000,000	City & County of Honolulu, General Obligation Bonds[4]	11/01/29	5.000	2,405,333
	Total Hawaii			14,236,078

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2022 (unaudited)

Principal		Maturity	Interest
Amount		Date	Rate	Value
	MUNICIPAL BONDS (continued)
	Idaho (0.4%)
$3,500,000	Idaho Health Facilities Authority, Revenue Bonds[2,5]	02/01/22	0.110%	$3,500,000
	Total Idaho			3,500,000

	Illinois (5.5%)
4,800,000	Illinois Finance Authority, Revenue Bonds[2,5]	02/01/22	0.100	4,800,000
300,000	Illinois Finance Authority, Revenue Bonds[2,5]	02/01/22	0.110	300,000
1,000,000	Illinois Finance Authority, Revenue Bonds[2,5]	02/01/22	0.120	1,000,000
2,500,000	Illinois Finance Authority, Revenue Bonds[2,5]	02/01/22	0.120	2,500,000
3,550,000	Illinois Finance Authority, Revenue Bonds[2,5]	02/01/22	0.120	3,550,000
4,000,000	Illinois Finance Authority, Revenue Bonds[2,5]	02/01/22	0.120	4,000,000
2,000,000	Illinois Finance Authority, Revenue Bonds	08/15/27	5.000	2,371,000
2,000,000	Illinois Finance Authority, Revenue Bonds	08/15/28	5.000	2,417,793
3,065,000	Illinois Finance Authority, Revenue Bonds	07/15/32	3.000	3,236,553
1,285,000	Illinois Finance Authority, Revenue Bonds	08/15/32	5.000	1,604,578
2,000,000	Illinois Finance Authority, Revenue Bonds	08/15/34	5.000	2,493,507
2,470,000	Illinois Finance Authority, Revenue Bonds	08/15/36	4.000	2,844,865
2,585,000	Metropolitan Pier & Exposition Authority, Revenue Bonds	07/01/26	7.000	2,951,819
4,675,000	Railsplitter Tobacco Settlement Authority, Revenue Bonds	06/01/24	5.000	5,080,124
985,000	Railsplitter Tobacco Settlement Authority, Revenue Bonds	06/01/26	5.000	1,124,909
4,300,000	Railsplitter Tobacco Settlement Authority, Revenue Bonds	06/01/27	5.000	4,892,630
870,000	Railsplitter Tobacco Settlement Authority, Revenue Bonds	06/01/28	5.000	985,838
	Total Illinois			46,153,616

	Indiana (2.8%)
1,665,000	Indiana Bond Bank, Revenue Bonds (3-Month USD-LIBOR + 0.970%)[2]	10/15/22	1.130	1,665,167
7,000,000	Indiana Finance Authority, Revenue Bonds[2,5]	02/01/22	0.120	7,000,000
2,000,000	Indiana Finance Authority, Revenue Bonds[1,2]	12/01/58	2.250	2,062,210
3,500,000	Indiana Housing & Community Development Authority, Revenue Bonds[2,5]	02/01/22	0.090	3,500,000
1,580,000	Indiana Housing & Community Development Authority, Revenue Bonds, GNMA	07/01/22	5.000	1,607,688
1,565,000	Indiana Housing & Community Development Authority, Revenue Bonds, GNMA	01/01/23	5.000	1,621,307
3,415,000	Indiana Housing & Community Development Authority, Revenue Bonds	01/01/49	3.750	3,645,426
2,170,000	Indiana Housing & Community Development Authority, Revenue Bonds, GNMA	07/01/49	3.250	2,275,305
	Total Indiana			23,377,103

	Iowa (2.4%)
7,000,000	Iowa Finance Authority, Revenue Bonds[2,5]	02/01/22	0.090	7,000,000
300,000	Iowa Finance Authority, Revenue Bonds[2,5]	02/01/22	0.110	300,000
2,020,000	Iowa Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA[4]	07/01/30	1.800	1,959,371
365,000	Iowa Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/46	4.000	380,239
490,000	Iowa Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/49	3.500	522,815
3,725,000	Iowa Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/50	3.750	3,978,181

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2022 (unaudited)

Principal		Maturity	Interest
Amount		Date	Rate	Value
	MUNICIPAL BONDS (continued)
	Iowa (continued)
$5,435,000	Iowa Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA[4]	01/01/52	3.000%	$5,729,092
	Total Iowa			19,869,698

	Kentucky (1.2%)
5,000,000	County of Trimble KY, Revenue Bonds	11/01/27	1.350	4,827,883
5,035,000	Kentucky Public Energy Authority, Revenue Bonds[1,2]	12/01/49	4.000	5,414,099
	Total Kentucky			10,241,982

	Maryland (5.8%)
1,125,000	County of Baltimore, General Obligation Bonds	02/01/26	5.000	1,291,533
135,000	State of Maryland, General Obligation Bonds	08/01/24	5.000	148,229
10,000,000	State of Maryland, General Obligation Bonds	03/15/25	5.000	11,190,581
5,200,000	State of Maryland, General Obligation Bonds[4]	03/01/26	5.000	5,949,140
10,000,000	State of Maryland, General Obligation Bonds[4]	08/01/27	3.000	10,757,821
5,000,000	State of Maryland, General Obligation Bonds[4]	03/01/28	4.000	5,715,320
2,500,000	State of Maryland, General Obligation Bonds[4]	03/01/29	4.000	2,898,402
1,000,000	State of Maryland Department of Transportation, Revenue Bonds[4]	12/01/23	5.000	1,039,077
2,000,000	State of Maryland Department of Transportation, Revenue Bonds[4]	12/01/26	5.000	2,254,655
2,250,000	State of Maryland Department of Transportation, Revenue Bonds[4]	12/01/27	5.000	2,585,562
2,250,000	State of Maryland Department of Transportation, Revenue Bonds[4]	12/01/28	5.000	2,630,928
2,125,000	State of Maryland Department of Transportation, Revenue Bonds[4]	12/01/29	5.000	2,525,653
	Total Maryland			48,986,901

	Massachusetts (4.5%)
1,805,000	Commonwealth of Massachusetts, Revenue Bonds, AGM[1,2,3]	06/01/22	5.055	1,827,951
4,625,000	Commonwealth of Massachusetts, General Obligation Bonds	07/01/26	5.000	5,357,015
1,200,000	Commonwealth of Massachusetts, General Obligation Bonds	09/01/26	5.000	1,396,143
5,000,000	Massachusetts Clean Water Trust, Revenue Bonds (U.S. Consumer Price Index + 0.990%)[2]	08/01/23	7.799	5,233,289
4,500,000	Massachusetts Development Finance Agency, Revenue Bonds[2,5]	02/01/22	0.120	4,500,000
6,250,000	Massachusetts Development Finance Agency, Revenue Bonds (SIFMA Municipal Swap Index Yield + 0.600%)[2,6]	07/01/49	0.660	6,246,591
9,600,000	Massachusetts Health & Educational Facilities Authority, Revenue Bonds[2,5]	02/01/22	0.110	9,600,000
370,000	Massachusetts Housing Finance Agency, Revenue Bonds	06/01/34	3.300	383,394
485,000	Massachusetts Housing Finance Agency, Revenue Bonds	12/01/36	3.450	505,773
2,005,000	Massachusetts Water Resources Authority, Revenue Bonds[2,5]	02/07/22	0.050	2,005,000
1,200,000	Massachusetts Water Resources Authority, Revenue Bonds[2,5]	02/07/22	0.060	1,200,000
	Total Massachusetts			38,255,156

	Michigan (3.2%)
1,930,000	Brighton Area School District, General Obligation Bonds	05/01/33	3.000	2,057,392
90,000	Detroit City School District, General Obligation Bonds, BHAC, FGIC	05/01/25	5.250	96,275
325,000	Detroit City School District, General Obligation Bonds, AGM	05/01/27	5.250	388,303
5,350,000	Detroit City School District, General Obligation Bonds, AGM	05/01/29	6.000	6,357,363
1,550,000	Detroit City School District, General Obligation Bonds, AGM	05/01/30	5.250	1,969,868
3,940,000	Detroit City School District, General Obligation Bonds, AGM	05/01/32	5.250	5,063,017

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2022 (unaudited)

Principal		Maturity	Interest
Amount		Date	Rate	Value
	MUNICIPAL BONDS (continued)
	Michigan (continued)
$1,195,000	Michigan Finance Authority, Revenue Bonds	05/01/28	5.000%	$1,378,403
3,850,000	Michigan Finance Authority, Revenue Bonds[1,2]	10/15/38	1.200	3,735,288
1,235,000	Pontiac School District, General Obligation Bonds	05/01/26	5.000	1,425,096
1,355,000	Pontiac School District, General Obligation Bonds	05/01/27	5.000	1,604,856
1,480,000	Pontiac School District, General Obligation Bonds	05/01/28	5.000	1,793,389
1,240,000	Pontiac School District, General Obligation Bonds	05/01/31	5.000	1,562,609
	Total Michigan			27,431,859

	Minnesota (5.9%)
1,400,000	Becker Independent School District No 726, General Obligation Bonds[3,4]	02/01/32	0.000	1,107,702
3,420,000	Becker Independent School District No 726, General Obligation Bonds[3,4]	02/01/34	0.000	2,550,511
2,770,000	Becker Independent School District No 726, General Obligation Bonds[3,4]	02/01/35	0.000	1,990,844
2,000,000	Becker Independent School District No 726, General Obligation Bonds[3,4]	02/01/36	0.000	1,387,733
7,500,000	City of Minneapolis MN/St Paul Housing & Redevelopment Authority, Revenue Bonds[2,5]	02/01/22	0.110	7,500,000
1,000,000	City of Minneapolis MN/St Paul Housing & Redevelopment Authority, Revenue Bonds[2,5]	02/01/22	0.120	1,000,000
1,300,000	Duluth Independent School District No 709, General Obligation Bonds[3]	02/01/31	0.000	1,038,442
1,050,000	Duluth Independent School District No 709, General Obligation Bonds[3]	02/01/32	0.000	813,036
1,035,000	Duluth Independent School District No 709, General Obligation Bonds[3]	02/01/33	0.000	776,618
785,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/28	1.750	779,204
1,485,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/28	1.300	1,433,373
1,965,000	Minnesota Housing Finance Agency, Revenue Bonds	01/01/31	2.200	1,887,125
841,366	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/47	2.930	852,143
706,512	Minnesota Housing Finance Agency, Revenue Bonds, FHA, FHLMC, FNMA, GNMA	01/01/49	3.600	722,154
2,092,446	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/49	3.450	2,134,402
759,190	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	06/01/49	3.150	771,241
4,209,062	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/50	2.470	4,236,006
5,000,000	Minnesota Housing Finance Agency, Revenue Bonds	07/01/52	3.000	5,259,170
1,000,000	Sartell-St Stephen Independent School District No 748, General Obligation Bonds[3]	02/01/33	0.000	730,907
6,655,000	Shakopee Independent School District No 720, General Obligation Bonds[3]	02/01/28	0.000	5,847,832
5,155,000	Shakopee Independent School District No 720, General Obligation Bonds[3]	02/01/29	0.000	4,420,531
2,250,000	St Paul Independent School District No 625, Certificates of Participation	02/01/32	2.000	2,240,915
	Total Minnesota			49,479,889

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2022 (unaudited)

Principal		Maturity	Interest
Amount		Date	Rate	Value
	MUNICIPAL BONDS (continued)
	Mississippi (0.1%)
$1,000,000	Mississippi Business Finance Corp., Revenue Bonds[1,2]	03/01/27	2.200%	$1,024,827
	Total Mississippi			1,024,827

	Missouri (0.9%)
400,000	Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds[2,5]	02/01/22	0.130	400,000
7,000,000	Missouri Housing Development Commission, Revenue Bonds, FHLMC, FNMA, GNMA	11/01/52	3.250	7,440,084
	Total Missouri			7,840,084

	Montana (0.4%)
1,050,000	Montana Board of Housing, Revenue Bonds	12/01/43	4.000	1,110,979
2,000,000	Montana Board of Housing, Revenue Bonds[4]	06/01/52	3.000	2,106,562
	Total Montana			3,217,541

	Nebraska (1.5%)
2,515,000	Central Plains Energy Project, Revenue Bonds	09/01/27	5.000	2,577,653
3,675,000	Central Plains Energy Project, Revenue Bonds[1,2]	03/01/50	5.000	3,909,502
400,000	Lancaster County Hospital Authority No 1, Revenue Bonds[2,5]	02/01/22	0.100	400,000
1,710,000	Nebraska Investment Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/29	1.950	1,698,132
1,710,000	Nebraska Investment Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/33	1.950	1,628,733
2,610,000	Nebraska Investment Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	09/01/49	4.000	2,768,634
	Total Nebraska			12,982,654

	Nevada (0.2%)
1,250,000	County of Clark, Revenue Bonds[1,2]	01/01/36	1.650	1,260,685
	Total Nevada			1,260,685

	New Hampshire (0.1%)
1,000,000	New Hampshire Business Finance Authority, Revenue Bonds	08/01/24	3.125	1,049,239
	Total New Hampshire			1,049,239

	New Jersey (5.4%)
1,420,000	Holmdel Township School District, General Obligation Bonds	02/01/27	3.250	1,546,818
2,075,000	Mount Laurel Township Board of Education, General Obligation Bonds	09/01/23	2.500	2,128,823
1,630,000	Mount Laurel Township Board of Education, General Obligation Bonds	09/01/24	2.500	1,684,711
3,830,000	New Jersey Economic Development Authority, Revenue Bonds (SIFMA Municipal Swap Index Yield + 1.550%)[2]	09/01/27	1.610	3,868,706
5,100,000	New Jersey Economic Development Authority, Revenue Bonds (SIFMA Municipal Swap Index Yield + 1.600%)[2]	03/01/28	1.660	5,153,232
2,200,000	New Jersey Economic Development Authority, Revenue Bonds[1,2]	11/01/34	1.200	2,200,470
3,525,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds[3]	12/15/26	0.000	3,192,683
1,380,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds[3]	12/15/28	0.000	1,178,679
7,000,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds[4]	06/15/30	5.000	8,480,671

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2022 (unaudited)

Principal		Maturity	Interest
Amount		Date	Rate	Value
	MUNICIPAL BONDS (continued)
	New Jersey (continued)
$4,405,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds[3]	12/15/30	0.000%	$3,527,445
6,000,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds[3]	12/15/31	0.000	4,640,544
2,760,000	New Jersey Turnpike Authority, Revenue Bonds (1-Month USD-LIBOR + 0.750%)[2]	01/01/30	0.824	2,764,302
1,375,000	Rumson Boro School District, General Obligation Bonds	07/15/33	2.000	1,360,467
1,750,000	Township of Ewing, General Obligation Bonds	08/01/27	3.000	1,854,958
1,750,000	Township of Ewing, General Obligation Bonds	08/01/29	2.000	1,751,922
	Total New Jersey			45,334,431

	New Mexico (0.5%)
1,345,000	New Mexico Mortgage Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/49	4.000	1,433,875
2,830,000	New Mexico Mortgage Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/51	3.500	3,005,708
	Total New Mexico			4,439,583

	New York (6.5%)
5,000,000	Metropolitan Transportation Authority, Revenue Bonds	02/01/22	4.000	5,000,000
3,770,000	Metropolitan Transportation Authority, Revenue Bonds (1-Month USD- LIBOR + 0.820%)[2]	11/01/26	0.891	3,770,000
5,460,000	Metropolitan Transportation Authority, Revenue Bonds (SOFR + 0.330%)[2]	11/01/35	0.364	5,417,251
300,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds[2,5]	02/01/22	0.120	300,000
500,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds[2,5]	02/01/22	0.120	500,000
2,400,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds[2,5]	02/01/22	0.120	2,400,000
4,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds[2,5]	02/01/22	0.120	4,000,000
4,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds[2,5]	02/01/22	0.120	4,000,000
11,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds[2,5]	02/01/22	0.120	11,000,000
2,500,000	New York City Water & Sewer System, Revenue Bonds[2,5]	02/01/22	0.120	2,500,000
5,655,000	Port Authority of New York & New Jersey, Revenue Bonds	10/01/31	2.000	5,445,203
3,500,000	Port Authority of New York & New Jersey, Revenue Bonds	10/01/33	2.000	3,333,799
3,350,000	Triborough Bridge & Tunnel Authority, Revenue Bonds (SOFR + 0.380%)[2]	01/01/32	0.407	3,350,494
4,755,000	Triborough Bridge & Tunnel Authority, Revenue Bonds[3]	05/15/33	0.000	3,594,986
	Total New York			54,611,733

	North Carolina (3.6%)
2,100,000	Charlotte-Mecklenburg Hospital Authority, Revenue Bonds[2,5]	02/01/22	0.120	2,100,000
3,500,000	Charlotte-Mecklenburg Hospital Authority, Revenue Bonds[2,5]	02/01/22	0.120	3,500,000
3,800,000	Charlotte-Mecklenburg Hospital Authority, Revenue Bonds[2,5]	02/01/22	0.120	3,800,000

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2022 (unaudited)

Principal		Maturity	Interest
Amount		Date	Rate	Value
	MUNICIPAL BONDS (continued)
	North Carolina (continued)
$2,565,000	County of New Hanover, Revenue Bonds	10/01/26	5.000%	$2,978,200
1,725,000	County of Wake, General Obligation Bonds	03/01/24	5.000	1,868,281
640,000	North Carolina Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/23	2.750	648,205
650,000	North Carolina Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/23	2.800	660,761
1,620,000	North Carolina Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/28	1.100	1,549,370
4,365,000	North Carolina Housing Finance Agency, Revenue Bonds, FNMA, GNMA	01/01/50	4.000	4,683,629
2,520,000	North Carolina Housing Finance Agency, Revenue Bonds	07/01/50	4.000	2,719,695
1,570,000	State of North Carolina, General Obligation Bonds	06/01/24	5.000	1,714,034
2,000,000	State of North Carolina, General Obligation Bonds	06/01/27	5.000	2,380,338
2,225,000	State of North Carolina, General Obligation Bonds	06/01/32	2.000	2,240,578
	Total North Carolina			30,843,091

	North Dakota (1.8%)
1,000,000	North Dakota Housing Finance Agency, Revenue Bonds	01/01/29	1.650	965,360
1,985,000	North Dakota Housing Finance Agency, Revenue Bonds	07/01/32	2.800	2,038,153
3,835,000	North Dakota Housing Finance Agency, Revenue Bonds	07/01/49	4.250	4,122,396
8,000,000	North Dakota Housing Finance Agency, Revenue Bonds	07/01/52	3.000	8,407,526
	Total North Dakota			15,533,435

	Ohio (2.9%)
1,090,000	Miami University of Oxford, Revenue Bonds[4]	09/01/29	5.000	1,317,319
700,000	Miami University of Oxford, Revenue Bonds[4]	09/01/31	5.000	876,926
1,470,000	Miami University of Oxford, Revenue Bonds[4]	09/01/32	5.000	1,836,034
2,800,000	Ohio Higher Educational Facility Commission, Revenue Bonds[2,5]	02/01/22	0.100	2,800,000
14,500,000	Ohio Higher Educational Facility Commission, Revenue Bonds[2,5]	02/01/22	0.110	14,500,000
720,000	State of Ohio, Revenue Bonds[2,5]	02/01/22	0.100	720,000
2,295,000	State of Ohio, General Obligation Bonds	08/01/25	5.000	2,594,919
	Total Ohio			24,645,198

	Oklahoma (0.8%)
4,165,000	Oklahoma Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	09/01/49	4.000	4,462,511
1,905,000	Oklahoma Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	09/01/50	3.250	2,008,878
	Total Oklahoma			6,471,389

	Oregon (4.8%)
7,600,000	Clackamas & Washington Counties School District No 3, General Obligation Bonds[3]	06/15/35	0.000	5,284,983
1,020,000	Clackamas County School District No 115, General Obligation Bonds[3]	06/15/27	0.000	932,370
1,670,000	Lane County School District No 1 Pleasant Hill, General Obligation Bonds[3]	06/15/27	0.000	1,525,715
1,445,000	Multnomah & Clackamas Counties School District No 10JT Gresham- Barlow, General Obligation Bonds[3]	06/15/32	0.000	1,112,886

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2022 (unaudited)

Principal		Maturity	Interest
Amount		Date	Rate	Value
	MUNICIPAL BONDS (continued)
	Oregon (continued)
$3,905,000	Salem-Keizer School District No 24J, General Obligation Bonds[3]	06/15/25	0.000%	$3,717,954
1,500,000	Salem-Keizer School District No 24J, General Obligation Bonds[3]	06/15/26	0.000	1,405,468
4,335,000	Salem-Keizer School District No 24J, General Obligation Bonds[3]	06/15/26	0.000	4,042,476
5,000,000	Salem-Keizer School District No 24J, General Obligation Bonds[3]	06/15/27	0.000	4,582,627
1,500,000	Salem-Keizer School District No 24J, General Obligation Bonds[3]	06/15/28	0.000	1,332,803
2,745,000	Salem-Keizer School District No 24J, General Obligation Bonds[3]	06/15/28	0.000	2,452,925
1,045,000	Salem-Keizer School District No 24J, General Obligation Bonds[3]	06/15/31	0.000	857,491
1,000,000	Salem-Keizer School District No 24J, General Obligation Bonds[3]	06/15/33	0.000	771,890
1,045,000	Salem-Keizer School District No 24J, General Obligation Bonds[3]	06/15/35	0.000	754,164
4,500,000	State of Oregon, General Obligation Bonds[2,5]	02/01/22	0.100	4,500,000
5,000,000	Umatilla County School District No 8R Hermiston, General Obligation Bonds[3]	06/15/32	0.000	3,963,126
2,225,000	Washington & Multnomah Counties School District No 48J Beaverton, General Obligation Bonds[3]	06/15/33	0.000	1,559,402
1,500,000	Washington Clackamas & Yamhill Counties School District No 88J, General Obligation Bonds[3]	06/15/31	0.000	1,193,640
1,055,000	Washington Clackamas & Yamhill Counties School District No 88J, General Obligation Bonds[3]	06/15/33	0.000	772,128
	Total Oregon			40,762,048

	Other Territory (0.5%)
4,440,000	FHLMC Multifamily VRD Certificates, Revenue Bonds	05/15/27	2.304	4,427,263
	Total Other Territory			4,427,263

	Pennsylvania (4.4%)
85,000	Allegheny County Airport Authority, Revenue Bonds, FGIC	01/01/23	5.000	88,200
6,000,000	Bethlehem Area School District Authority, Revenue Bonds (SOFR + 0.350%)[2]	07/01/31	0.377	5,968,938
1,000,000	New Kensington-Arnold School District, General Obligation Bonds, BAM	05/15/28	2.500	1,029,187
1,225,000	North Penn Water Authority, Revenue Bonds (SIFMA Municipal Swap Index Yield + 0.560%)[2]	11/01/24	0.620	1,230,358
4,000,000	Pennsbury School District, General Obligation Bonds[4]	08/01/24	4.000	4,216,298
3,000,000	Pennsbury School District, General Obligation Bonds[4]	08/01/25	4.000	3,219,129
710,000	Pennsbury School District, General Obligation Bonds[4]	08/01/27	4.000	783,213
1,070,000	Pennsbury School District, General Obligation Bonds[4]	08/01/30	4.000	1,211,975
5,000,000	Pennsylvania Economic Development Financing Authority, Revenue Bonds[1,2]	08/01/37	0.580	4,933,692
775,000	School District of Philadelphia, General Obligation Bonds, AGM, FGIC	06/01/24	5.000	838,875
1,710,000	School District of Philadelphia, General Obligation Bonds	09/01/26	5.000	1,982,069
1,610,000	School District of Philadelphia, General Obligation Bonds	09/01/28	5.000	1,926,943
2,210,000	State Public School Building Authority, Revenue Bonds, AGM	06/01/32	5.000	2,571,653
6,255,000	State Public School Building Authority, Revenue Bonds, AGM	06/01/33	5.000	7,270,196
	Total Pennsylvania			37,270,726

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2022 (unaudited)

Principal		Maturity	Interest
Amount		Date	Rate	Value
	MUNICIPAL BONDS (continued)
	South Carolina (0.1%)
$890,000	South Carolina State Housing Finance & Development Authority, Revenue Bonds	07/01/34	2.650%	$908,804
	Total South Carolina			908,804

	South Dakota (1.5%)
1,500,000	South Dakota Housing Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	11/01/32	3.400	1,570,330
330,000	South Dakota Housing Development Authority, Revenue Bonds	11/01/44	4.000	339,619
2,395,000	South Dakota Housing Development Authority, Revenue Bonds	11/01/48	4.500	2,586,700
2,705,000	South Dakota Housing Development Authority, Revenue Bonds	11/01/49	4.000	2,907,668
5,125,000	South Dakota Housing Development Authority, Revenue Bonds	11/01/50	3.750	5,472,188
	Total South Dakota			12,876,505

	Tennessee (1.3%)
4,000,000	New Memphis Arena Public Building Authority, Revenue Bonds[3]	04/01/29	0.000	3,911,188
1,750,000	New Memphis Arena Public Building Authority, Revenue Bonds[3]	04/01/33	0.000	1,333,065
3,000,000	New Memphis Arena Public Building Authority, Revenue Bonds[3]	04/01/35	0.000	2,145,460
1,000,000	Tennessee Energy Acquisition Corp., Revenue Bonds	11/01/28	5.000	1,186,524
2,250,000	Tennessee Housing Development Agency, Revenue Bonds	01/01/47	3.500	2,334,433
	Total Tennessee			10,910,670

	Texas (11.2%)
1,120,000	City of Houston Airport System Revenue, Revenue Bonds	07/01/24	5.000	1,215,743
1,170,000	City of Houston Airport System Revenue, Revenue Bonds	07/01/25	5.000	1,303,850
5,000,000	City of Houston Combined Utility System Revenue, Revenue Bonds [2,5]	02/07/22	0.070	5,000,000
500,000	City of San Antonio Electric & Gas Systems Revenue, Revenue Bonds[1,2]	02/01/48	2.750	507,865
1,130,000	Crandall Independent School District, General Obligation Bonds[3]	08/15/24	0.000	1,085,139
420,000	Crandall Independent School District, General Obligation Bonds[3]	08/15/25	0.000	394,226
450,000	Crandall Independent School District, General Obligation Bonds[3]	08/15/26	0.000	412,291
140,000	Crandall Independent School District, General Obligation Bonds[3]	08/15/27	0.000	124,947
2,000,000	Fort Bend Independent School District, General Obligation Bonds	08/15/28	5.000	2,435,801
1,000,000	Hays Consolidated Independent School District, General Obligation Bonds	02/15/27	5.000	1,176,167
3,455,000	Leander Independent School District, General Obligation Bonds[3]	08/15/29	0.000	2,611,616
4,000,000	Little Elm Independent School District, General Obligation Bonds[1,2]	08/15/48	0.680	4,000,303
1,025,000	Love Field Airport Modernization Corp., Revenue Bonds	11/01/25	5.000	1,152,006
1,380,000	Lower Colorado River Authority, Revenue Bonds, AGM[4]	05/15/27	5.000	1,625,610
2,280,000	Lower Colorado River Authority, Revenue Bonds, AGM[4]	05/15/28	5.000	2,722,942
2,500,000	Medina Valley Independent School District, General Obligation Bonds[1,2]	02/15/51	0.820	2,441,377
5,000,000	Permanent University Fund - University of Texas System, Revenue Bonds[2,5]	02/07/22	0.030	5,000,000
2,000,000	Permanent University Fund - University of Texas System, Revenue Bonds[2,5]	02/07/22	0.040	2,000,000
2,000,000	Round Rock Independent School District, General Obligation Bonds	08/01/34	2.750	2,109,767
1,000,000	State of Texas, General Obligation Bonds	08/01/26	5.000	1,157,562

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2022 (unaudited)

Principal		Maturity	Interest
Amount		Date	Rate	Value
	MUNICIPAL BONDS (continued)
	Texas (continued)
$435,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	09/01/34	2.700%	$438,017
3,621,100	Texas Department of Housing & Community Affairs, Revenue Bonds, FNMA	03/01/35	3.400	3,831,065
1,245,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	09/01/35	2.150	1,217,824
2,175,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA[4]	07/01/37	2.150	2,130,214
11,176,844	Texas Department of Housing & Community Affairs, Revenue Bonds, FHLMC, FNMA, GNMA	09/01/47	2.835	11,396,632
1,180,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	03/01/50	4.000	1,280,322
10,360,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds (3- Month USD-LIBOR + 0.700%)[2]	12/15/26	0.836	10,382,581
3,590,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds	12/15/26	6.250	4,082,055
3,765,000	Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds (SIFMA Municipal Swap Index Yield + 0.550%)[2]	09/15/27	0.610	3,771,664
3,755,000	Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds (3- Month USD-LIBOR + 0.690%)[2]	09/15/27	0.824	3,755,447
11,920,000	Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds (3- Month USD-LIBOR + 0.870%)[2]	09/15/27	1.006	11,960,406
1,000,000	Wylie Independent School District, General Obligation Bonds[3]	08/15/24	0.000	967,213
1,000,000	Wylie Independent School District, General Obligation Bonds[3]	08/15/25	0.000	948,620
	Total Texas			94,639,272

	Virginia (3.3%)
2,750,000	Amelia County Industrial Development Authority, Revenue Bonds	04/01/27	1.450	2,728,264
1,755,000	City of Virginia Beach, General Obligation Bonds	04/01/25	5.000	1,967,775
2,005,000	County of Arlington, General Obligation Bonds	08/15/25	5.000	2,274,033
1,215,000	County of Arlington, General Obligation Bonds	08/15/30	2.500	1,255,600
1,200,000	Fairfax County Economic Development Authority, Revenue Bonds[2,5]	02/07/22	0.040	1,200,000
500,000	Virginia College Building Authority, Revenue Bonds[2,5]	02/01/22	0.100	500,000
6,040,000	Virginia College Building Authority, Revenue Bonds	09/01/27	5.000	7,192,486
5,000,000	Virginia Commonwealth Transportation Board, Revenue Bonds	05/15/24	5.000	5,439,941
2,300,000	Virginia Housing Development Authority, Revenue Bonds	01/01/23	2.740	2,328,191
1,445,000	Virginia Housing Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	12/01/31	1.900	1,389,585
1,305,000	Virginia Public School Authority, Revenue Bonds	08/01/26	5.000	1,511,854
	Total Virginia			27,787,729

	Washington (3.4%)
1,325,000	City of Bellevue, General Obligation Bonds[4]	12/01/26	5.000	1,547,789
1,565,000	City of Bellevue, General Obligation Bonds[4]	12/01/28	5.000	1,907,765
1,000,000	City of Bellevue, General Obligation Bonds[4]	12/01/31	5.000	1,291,136
1,000,000	City of Bellevue, General Obligation Bonds[4]	12/01/33	4.000	1,187,295

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2022 (unaudited)

Principal		Maturity	Interest
Amount		Date	Rate	Value
	MUNICIPAL BONDS (continued)
	Washington (continued)
$7,500,000	County of King Sewer Revenue, Revenue Bonds (SIFMA Municipal Swap Index Yield + 0.230%)[2]	01/01/40	0.290%	$7,500,011
425,000	Port of Seattle, Revenue Bonds	06/01/27	3.750	438,608
1,050,000	State of Washington, General Obligation Bonds	08/01/26	5.000	1,219,424
1,330,000	State of Washington, General Obligation Bonds, NPFG[3]	06/01/30	0.000	1,124,171
90,000	Washington State Housing Finance Commission, Revenue Bonds	06/01/44	3.500	91,799
1,120,000	Washington State Housing Finance Commission, Revenue Bonds, FHLMC, FNMA, GNMA	12/01/47	4.000	1,154,737
4,000,000	Washington State Housing Finance Commission, Revenue Bonds (SIFMA Municipal Swap Index Yield + 0.550%)[2]	12/01/48	0.610	4,018,412
7,000,000	Washington State Housing Finance Commission, Revenue Bonds, FHLMC, FNMA, GNMA	06/01/51	3.000	7,357,169
	Total Washington			28,838,316

	Wisconsin (1.3%)
300,000	County of Milwaukee Airport Revenue, Revenue Bonds	12/01/28	5.250	320,542
5,600,000	University of Wisconsin Hospitals & Clinics, Revenue Bonds[2,5]	02/01/22	0.120	5,600,000
5,400,000	Wisconsin Health & Educational Facilities Authority, Revenue Bonds[2,5]	02/01/22	0.100	5,400,000
	Total Wisconsin			11,320,542

	Wyoming (0.3%)
2,605,000	Wyoming Community Development Authority, Revenue Bonds	12/01/48	4.000	2,778,562
	Total Wyoming			2,778,562
	Total Municipal Bonds (Cost $956,362,433)			964,263,312

	SHORT-TERM MUNICIPAL BONDS (0.6%)
	New Jersey (0.6%)
5,000,000	County of Union, General Obligation Bonds	06/17/22	1.000	5,009,709
	Total New Jersey			5,009,709

	Pennsylvania (0.0%)
315,000	Pennsbury School District, General Obligation Bonds[4]	08/01/22	4.000	317,380
	Total Pennsylvania			317,380
	Total Short-term Municipal Bonds (Cost $5,332,301)			5,327,089

TOTAL INVESTMENTS (Identified cost $961,694,734)[7]			114.5%	$969,590,401
LIABILITIES IN EXCESS OF OTHER ASSETS			(14.5)%	(123,054,479)
NET ASSETS			100.00%	$846,535,922

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2022 (unaudited)

[1]	This variable rate security is based on a predetermined schedule and the rate at period end also represents the reference rate at period end.

[2]	Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the January 31, 2022 coupon or interest rate.

[3]	Security issued with zero coupon. Income is recognized through accretion of discount.

[4]	Represent a security purchased on a when-issued basis.

[5]	Variable rate demand note. The maturity date reflects the demand repayment dates. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the coupon or interest rate as of January 31, 2022.

[6]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned at January 31, 2022 was $ 6,246,591 or 0.7% of net assets.

[7]	The aggregate cost for federal income tax purposes is $961,694,734, the aggregate gross unrealized appreciation is $16,091,138 and the aggregate gross unrealized depreciation is $8,195,471, resulting in net unrealized appreciation of $7,895,667.

Abbreviations:

AGM	−	Assured Guaranty Municipal Corporation.
AMBAC	−	AMBAC Financial Group, Inc.
BAM	−	Build America Mutual.
BHAC	−	Berkshire Hathaway Assurance Corporation.
FGIC	−	Financial Guaranty Insurance Company.
FHA	−	Federal Housing Administration.
FHLMC	−	Federal Home Loan Mortgage Corporation.
FNMA	−	Federal National Mortgage Association.
GNMA	−	Government National Mortgage Association.
LIBOR	−	London Interbank Offered Rate.
NPFG	−	National Public Finance Guarantee Corporation.
SIFMA	−	Securities Industry and Financial Markets Association.
SOFR	−	Secured Overnight Financing Rate.

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2022 (unaudited)

FAIR VALUE MEASUREMENTS

BBH Intermediate Municipal Bond Fund (the “Fund”) is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.

—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).

—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include municipal bonds, investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2022.

	Unadjusted Quoted
	Prices in Active Markets	Significant Other	Significant
	for Identical Investments	Observable Inputs	Unobservable Inputs	Balance as of
Investments, at value	(Level 1)	(Level 2)	(Level 3)	January 31, 2022
Municipal Bonds*	$–	$964,263,312	$–	$964,263,312
Short-term Municipal Bonds*	–	5,327,089	–	5,327,089
Total Investment, at value	$–	$969,590,401	$–	$969,590,401

*	For geographical breakdown of municipal bond investments, refer to the Portfolio Investments.

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2022 (unaudited)

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund’s investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund’s prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc., located at 1290 Broadway, Suite 1000, Denver, CO 80203.